DEBT (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 06, 2025	Mar. 04, 2025	Jun. 30, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 22, 2024	Dec. 31, 2024	Dec. 31, 2023
Maturity date						Dec. 15, 2025
Fees for issuing common shares						$ 3,000
Note payable to related party				$ 63,456		63,456			$ 63,456	$ 63,456
Issuance debt conversion features value						3,000			147,805
Additional debt discounts									$ 147,805
OID discounts on notes payable								$ 97,750
Fees on notes payable issuance								48,500
Total principal of notes payable issued								640,750
Net proceeds from notes payable issued								$ 494,500
Description of conversion price									the conversion rate shall be 65% of the Market Price with the Market Price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days
Value of common stock issued upon conversion						$ 10,700
Stock issued during period, shares						18,662,337
Gain (loss) on debt extinguishment, settlemnet amount									$ 223,000
Net loss on debt extinguishment									185,539
Gain (loss) on debt extinguishment				(3,373)	$ 102,579	$ 43,673	$ 102,579		$ 37,461	$ 0
Face amount of related party note payable				$ 1,829,550		1,829,550
Derivative liabilities fair value	$ 1,642,776	$ 223,726				$ 25,902
Common stock shares issued				201,421,230		201,421,230			112,711,945	58,582,469
Accrued interest							$ 79,577		$ 9,527	$ 6,346
Amortized debt discount									360,847
Unamortized debt discount									86,608
Carrying value of unamortized debt discount									188,306
Accrued interest									48,486
Note Payable to Shareholder									1,365,550
Gain (loss) on debt extinguishment						$ 15,203
Discount on convertible notes payable from derivative liability	$ 1,642,776	$ 81,000
Accrued interest				$ 42,974		42,974			$ 48,486	10,086
One Convertible Note [Member]
Interest rate									8.00%
Interest amount									$ 60,000
Convertible Notes Payable [Member]
Conversion of debt									144,377
Gain (loss) on debt extinguishment, settlemnet amount									223,000
Net loss on debt extinguishment									185,539
Gain (loss) on debt extinguishment									$ 37,461
Common stock shares issued									14,705,144
Chief Executive Officer [Member]
Increase in note payable to shareholder									$ 415,000
Related Party Transaction, Due Date									Dec. 31, 2025
Note payable to related party									$ 415,000
Proceeds from borrowings, related party						489,000
Repayments of borrowings, related party						$ 25,000
Chief Executive Officer [Member] | Promissory Notes Payable [Member]
Maturity date						Dec. 31, 2025
Convertible promissory note principal balance						$ 1,829,550
Promissory note				1,739,550		1,739,550
Proceeds from borrowings, related party						489,000
Repayments of borrowings, related party						$ 25,000
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
Maturity date						Dec. 31, 2025
Convertible promissory note principal balance						$ 1,829,550
Promissory note				1,739,550		1,739,550
Conversion of debt						274,916
Gain (loss) on debt extinguishment						56,840
Proceeds from borrowings, related party						489,000
Repayments of borrowings, related party						25,000
Amortized debt discount						402,146
Unamortized debt discount				1,417,287		1,417,287
Accrued interest				42,974		$ 42,974
Maximum [Member]
Interest rate						10.00%			13.00%
Minimum [Member]
Interest rate						8.00%			12.00%
Asset Purchase Agreement [Member]
Interest rate			5.00%
Maturity term period			three-year
Note payable to related party			$ 63,456
Monthly installments			$ 1,902
Accrued interest									$ 9,527	$ 6,346
Accrued interest				$ 11,900		$ 11,900			$ 9,527